TAX EXPENSE - Schedule of Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (1,204)	£ (1,408)	£ (127)
Deferred tax (expense) credit	(169)	391	288
Tax (expense) credit	(1,373)	(1,017)	161
UK corporation tax
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,152)	(1,472)	(480)
Adjustments in respect of prior years	31	94	355
Current tax expense	(1,121)	(1,378)	(125)
Foreign tax
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(74)	(51)	(27)
Adjustments in respect of prior years	(9)	21	25
Current tax expense	(83)	(30)	(2)
Deferred tax
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current year	(390)	546	611
Adjustments in respect of prior years	£ 221	£ (155)	£ (323)